IPP SOLAR PARKS, INVESTMENT PROPERTY - Secured borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Borrowings	$ 249,729	$ 159,161
Secured
Borrowings	244,030	150,585
IPP Solar Parks | Secured
Carrying amounts of solar parks pledged to secure borrowings	277,400	215,600	$ 100,200
Borrowings	$ 244,000	$ 150,600	$ 97,100